Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
NON-CURRENT ASSETS	€ 47,000	€ 42,607
Intangible assets	36,199	36,164
Property, Plant and Equipment	5,061	3,014
Non-current Trade and Other receivables	2,432	1,743
Non-current Grant receivables	3,051	1,472
Other non-current assets	257	215
CURRENT ASSETS	42,836	51,692
Trade and Other Receivables	558	367
Grant receivables	1,686
Other current assets	1,253	1,585
Short-term investments	0	9,197
Cash and cash equivalents	39,338	40,542
TOTAL ASSETS	89,836	94,299
EQUITY	45,619	55,589
Share Capital	48,513	41,553
Share premium	43,349	206,149
Other reserves	28,181	25,667
Accumulated deficit	(74,424)	(217,778)
NON-CURRENT LIABILITIES	32,295	29,063
Bank loans	37	229
Lease liabilities	2,967	652
Recoverable Cash advances (RCAs)	4,139	2,864
Contingent consideration payable and other financial liabilities	24,754	25,187
Post employment benefits	398	131
Other non-current liabilities
CURRENT LIABILITIES	11,922	9,647
Bank loans	192	281
Lease liabilities	1,167	484
Recoverable Cash advances (RCAs)	346	276
Trade payables	6,969	5,916
Other current liabilities	3,248	2,690
TOTAL EQUITY AND LIABILITIES	€ 89,836	€ 94,299